Loans (Details) - Schedule of Loan Portfolio - USD ($) $ in Thousands	Jun. 30, 2023	Jun. 30, 2022
Residential real estate
One- to four-family	$ 240,076	$ 216,432
Multi-family	19,067	14,252
Construction	12,294	1,363
Land	470	1,062
Farm	1,346	1,338
Nonresidential real estate	30,217	31,441
Commercial and industrial	1,184	1,006
Consumer and other
Loans on deposits	855	891
Home equity	9,217	7,670
Automobile	104	117
Unsecured	611	540
Loans receivable, gross	315,441	276,112
Allowance for loan losses	(1,634)	(1,529)
Loans receivable, net	$ 313,807	$ 274,583